Annual Total Returns - Fidelity® Capital Appreciation Fund [BarChart] - 10.31 Fidelity Capital Appreciation Fund Retail PRO-08 - Fidelity® Capital Appreciation Fund - Fidelity Capital Appreciation Fund-Retail Class
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.67%)
Annual Return 2012	22.45%
Annual Return 2013	35.96%
Annual Return 2014	10.84%
Annual Return 2015	1.64%
Annual Return 2016	3.18%
Annual Return 2017	23.94%
Annual Return 2018	(4.92%)
Annual Return 2019	30.00%
Annual Return 2020	33.80%